SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	44.17%
Minimal share price for vesting	$ 5.25
Employees and directors stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	4.36%
Dividend yields	0.00%	0.00%
Volatility	43.26%
Expected term (in years)	3 years 9 months 25 days	3 years 9 months 29 days
Minimum [Member] | PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	4.27%
Expected term (in years)	1 year
Minimum [Member] | Employees and directors stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest		4.35%
Volatility		47.90%
Maximum [Member] | PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	4.35%
Expected term (in years)	4 years
Maximum [Member] | Employees and directors stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest		4.56%
Volatility		49.00%